Deconsolidation of Osisko Development and discontinued operations (Narrative) (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Millions	1 Months Ended						3 Months Ended	12 Months Ended
	Sep. 30, 2022 CAD ($) Rate	May 31, 2022 CAD ($)	Apr. 30, 2022 CAD ($) shares	Apr. 30, 2022 USD ($) $ / shares shares	Mar. 31, 2022 CAD ($) $ / shares Rate shares	Mar. 31, 2022 USD ($) $ / shares Rate shares	Sep. 30, 2022 CAD ($) Rate	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($) Rate	May 31, 2022 USD ($)
Disclosure of analysis of single amount of discontinued operations [line items]
Investments in associates								$ 115,651	$ 319,763
Recognized royalty and stream interests on assets held									122,053
Net loss from discontinued operations								0	(268,475)
Impairment charge								47,619	$ 1,818
Osisko Development Corp [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Proportion of ownership interest in subsidiary | Rate	44.10%								75.10%
Investments in associates	$ 207,000						$ 207,000
Recognized royalty and stream interests on assets held	122,100
Net non-cash loss on deconsolidation	140,900
Share consolidation ratio of ODV shares		a three for one basis (3:1)
ODV bought deal private placement [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Description of units issued of ODV					Each ODV Unit was comprised of one common share of the company (each, an "ODV Common Share") and one common share purchase warrant (each, an "ODV Warrant"), with each ODV Warrant entitling the holder thereof to purchase one additional ODV Common Share at a price of $7.60 per ODV Common Share for a period of 60 months following the date hereof.	Each ODV Unit was comprised of one common share of the company (each, an "ODV Common Share") and one common share purchase warrant (each, an "ODV Warrant"), with each ODV Warrant entitling the holder thereof to purchase one additional ODV Common Share at a price of $7.60 per ODV Common Share for a period of 60 months following the date hereof.
Exercise price for warrants issued of ODV | $ / shares					$ 7.6
Proceeds from private placements received by ODV					$ 103,500
Number of ODV Subscription Receipts | shares					13,732,900	13,732,900
Price per Offered Security (ODV Subscription Receipts and ODV Units) | $ / shares					$ 4.45
Number of ODV Units | shares					9,525,850	9,525,850
Percentage of cash commission paid to the underwriters | Rate					5.00%	5.00%
First tranche of ODV non-brokered private placement [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from private placements received by ODV					$ 108,100	$ 84.8
Number of ODV Subscription Receipts | shares					24,215,099	24,215,099
Price per Offered Security (ODV Subscription Receipts and ODV Units) | $ / shares						$ 3.5
Second tranche of ODV non-brokered private placement [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from private placements received by ODV					$ 41,000	$ 32.8
Number of ODV Subscription Receipts | shares					9,365,689	9,365,689
Price per Offered Security (ODV Subscription Receipts and ODV Units) | $ / shares						$ 3.5
Third tranche of the ODV non-brokered private placement [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from private placements received by ODV			$ 2,200	$ 1.8
Number of ODV Subscription Receipts | shares			512,980	512,980
Price per Offered Security (ODV Subscription Receipts and ODV Units) | $ / shares				$ 3.5
Osisko Development, discontinued operations [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Revenues of discontinued operations									$ 44,820
Net loss from discontinued operations									$ (268,475)
Tintic Consolidated Metals LLC [Member] | Osisko Development Corp [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Deferred consideration		$ 15,900								$ 12.5
Consideration paid		199,473
Convertible instruments		$ 10,827								$ 8.5
Tintic Consolidated Metals LLC [Member] | Osisko Development, discontinued operations [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Revenues of discontinued operations								11,500
Net loss from discontinued operations								$ 1,600
San Antonio gold project [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Impairment charge							81,000
Estimated recoverable amount	$ 35,000						$ 35,000
Pre-tax real discount rate | Rate	19.90%						19.90%
Additional impairment charge if the pre-tax real discount rate had been 100 basis points higher							$ 5,800